Non-cash stock-based compensation - Additional Information (Detail) $ in Millions				6 Months Ended
	May 11, 2026 shares	Mar. 19, 2026 shares	Jan. 29, 2026 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 € / shares	Jun. 30, 2025 € / shares
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	4 years	4 years
Share-based compensation expense | $				$ 3.9	$ 2.0
Number of equity instruments granted in share-based payment arrangement | shares	30,000	2,233,950	47,500
Stock options [member] | Executive Officers and Chairman of Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years			3 years
Number of equity instruments granted in share-based payment arrangement | shares			3,116,913
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				4 years
Option life, share option granted				10 years
Number of equity instruments granted in share-based payment arrangement				5,428,363	6,193,533
Number of share options exercisable in share-based payment arrangement						9,085,548	8,649,648
Weighted average exercise price of share options exercisable in share-based payment arrangement | € / shares						€ 9.25	€ 16.65
Free Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				3 years
Share-based compensation expense | $				$ 0.0	$ 0.2
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				4 years
Option life, share option granted				10 years
Number of equity instruments granted in share-based payment arrangement				0	0
Number of share options exercisable in share-based payment arrangement						100,813	288,875
Weighted average exercise price of share options exercisable in share-based payment arrangement | € / shares						€ 15.69	€ 24.7